Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Amendment”) to the Report of Foreign Private Issuer on Form 6-K (the “Original Form 6-K”), originally furnished by The Real Brokerage Inc. (the “Company”) to the Securities and Exchange Commission on November 7, 2024 containing: ● the Company and the Management’s Discussion and Analysis For the period ended September 30, 2024, and 2023; ● the Unaudited Interim Condensed Consolidated Financial Statements for the period ended September 30, 2024; ● the Certificate of Interim Filings by the CEO and CFO of the Company; and ● the Press Release dated November 7, 2024 - The Real Brokerage Inc. Announces Third Quarter 2024 Financial Results amends the Original 6-K to replace: ● the Company and the Management’s Discussion and Analysis For the period ended September 30, 2024, and 2023; ● the Unaudited Interim Condensed Consolidated Financial Statements for the period ended September 30, 2024; and ● the Certificate of Interim Filings by the CEO and CFO of the Company; as the financial statements which had previously been prepared in accordance with IAS 34, Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) have been restated and prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and to provide for the incorporation by reference described below. No other changes have been made to the Original Form 6-K. This Amendment does not reflect events that may have occurred subsequent to the original submission date and does not modify or update in any way the disclosures made in the Original Form 6-K. This Amendment and each of the exhibits to this Amendment are hereby incorporated by reference into the Company’s Registration Statement on Form F-3 (Reg. No. 333-282687) and Registration Statements on Form S-8 (Reg. Nos. 333-262142 and 333-269982), including the prospectuses contained therein.
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40442
Entity Registrant Name	THE REAL BROKERAGE INC.
Entity Central Index Key	0001862461
Entity Address, Address Line One	701 Brickell Avenue
Entity Address, Address Line Two	17th Floor
Entity Address, Address Line Three	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33131